CONSOLIDATED BALANCE SHEETS- 10K - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 2,673,541	$ 3,715,666
Accounts receivable, net	17,139,944	11,875,176
Contract assets	1,402,788	877,904
Inventory	25,258,369	24,419,654
Prepaid expenses and other current assets	2,428,223	1,955,907
Total current assets	48,902,865	42,844,307
Property and equipment, net	19,503,485	28,101,471
Intangible assets, net	36,282,609	39,180,664
Right of use assets, net	16,407,566	1,460,206
Goodwill	22,680,084	22,680,084
Other non-current assets	1,855,605	357,118
TOTAL ASSETS	145,632,214	134,623,850
CURRENT LIABILITIES:
Accounts payable	8,608,554	7,744,957
Accrued expenses	6,749,890	5,074,006
Contract liabilities	5,284,285	6,359,449
Notes payable, current portion	3,201,136	5,690,524
Line of credit, current portion	7,426,814	4,473,489
Financing lease obligation, current portion	725,302	649,343
Operating lease obligation, current portion	1,318,885	428,596
Total current liabilities	33,314,866	30,420,364
Notes payable, net of current portion	4,266,350	8,426,105
Line of credit, net of current portion	7,215,520	5,640,051
Financing lease obligations, net of current portion	14,592,813	15,319,467
Operating lease obligations, net of current portion	15,262,494	1,066,562
Series C and Series D preferred stock subject to redemption	0	400,092
Deferred tax liability	988,150	1,861,165
TOTAL LIABILITIES	75,640,193	63,133,806
Commitment and contingencies (Note 7)
STOCKHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	141,723,921	130,348,267
Accumulated deficit	(71,734,395)
Total stockholders equity	69,992,021	71,491,476
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	145,632,214	134,623,850
Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Accumulated deficit	(71,751,827)	(58,876,514)
Total stockholders equity	69,992,021	71,490,044
Series B Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	5	5
Class A Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 2,230
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	22,303,333
Common stock, shares outstanding (in shares)	22,303,333
Class A Common Stock | Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 17,844	$ 16,182
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	295,000,000	295,000,000
Common stock, shares issued (in shares)		161,798,817
Common stock, shares outstanding (in shares)		161,798,817
Class B Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 107
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000
Common stock, shares issued (in shares)	1,068,512
Common stock, shares outstanding (in shares)	1,068,512
Class B Common Stock | Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 854	$ 854
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	8,548,088	8,548,088
Common stock, shares outstanding (in shares)	8,548,088	8,548,088
Class C Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 153
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	15,000,000
Common stock, shares issued (in shares)	1,529,888
Common stock, shares outstanding (in shares)	1,529,888
Class C Common Stock | Previously Reported
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 1,224	$ 1,250
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)		12,500,200
Common stock, shares outstanding (in shares)		12,500,200